Fair Value of Financial Instruments (Details 1) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Derivative assets	$ 26	$ 10
Total	26	10
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets
Total
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets	26	10
Total	26	10
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets
Total